united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/15

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Camelot Premium Return Fund
Camelot Excalibur Small Cap Income Fund

March 31, 2015

Camelot Funds, LLC
1700 Woodlands Dr.
Suite 100
Maumee, OH 43537

Camelot Premium Return Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2015

The Fund's performance figures* for the periods ended March 31, 2015, compared to its benchmark:

			Three Year Return
	Six Month	One Year Return	(Annualized)	Since Inception***
Class A	0.45%	4.68%	10.30%	9.11%
Class A with 5.75% load	(5.29)%	(1.32)%	8.14%	7.60%
Class C	0.14%	4.00%	9.27%	8.18%
S&P 500 Total Return Index**	5.93%	12.73%	16.11%	14.81%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding any front end or contingent deferred loads, brokerage commissions, leverage interest, dividends on securities sold short, taxes, costs of investing in underlying funds, expenses incurred with any merger or reorganization and extraordinary expenses such as litigation) at 1.75% and 2.50% for Class A and Class C shares, respectively, through January 31, 2016. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees. Without these waivers, the Fund's total annual operating expenses would have been 2.25% and 3.00%, including interest, dividend expenses, and acquired fund fees, per the most recent prospectus, for Class A and Class C shares, respectively. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-855-226-3863.

** The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.
*** Inception date is December 27, 2010

Top 10 Allocations	% of Net Assets
Real Estate Investment Trusts	12.2%
Exchange Traded Funds	10.0%
Mutual Funds	9.8%
Oil & Gas	7.4%
Investment Companies	6.9%
Banks	5.2%
Pipelines	5.1%
Closed-End Funds	4.5%
Retail	3.8%
Electrical Composition & Equiptment	3.3%
Other/Cash & Equivalents	31.8%
100.00%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Camelot Excalibur Small Cap Income Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2015

The Fund's performance figures* for the period ended March 31, 2015, compared to its benchmark:

	Six Month	One Year Return	Since Inception***
Class A	2.16%	(3.49)%	(2.11)%
Class A with 5.75% load	(3.71)%	(9.08)%	(6.65)%
Class C	2.19%	(3.16)%	(1.84)%
S&P 500 Total Return Index**	5.93%	12.73%	11.68%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.75% and 2.50% for Class A shares and Class C shares, respectively, through January 31, 2016. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees. Without these waivers, the Fund's total annual operating expenses would have been 6.10% and 6.85%, including interest, dividend expenses, and acquired fund fees, per the most recent prospectus, for Class A and Class C shares, respectively. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-855-226-3863.

** The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.
*** Inception date is December 31, 2013

Top 10 Allocations	% of Net Assets
Real Estate Investment Trusts	15.6%
Retail	11.0%
Transportation	9.6%
Real Estate	4.3%
Oil & Gas	3.8%
Pipelines	3.7%
Oil & Gas Services	3.6%
Miscellaneous Manufacturing	2.8%
Investment Companies	2.6%
Entertainment	2.4%
Other/Cash & Equivalents	40.6%
100.00%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2015

Shares		Value

	CLOSED-END FUNDS - 4.5%
20,000	Ares Dynamic Credit Allocation Fund, Inc.	$324,800
10,000	Ares Multi-Strategy Credit Fund, Inc.	201,000
10,000	Avenue Income Credit Strategies Fund	151,400
20,000	Babson Capital Global Short Duration High Yield Fund	415,600
40,000	Deutsche Multi-Market Income Trust	338,400
17,033	Diversified Real Asset Income Fund	308,638
20,000	Eaton Vance Senior Income Trust	130,200
20,000	First Trust High Income Long/Short Fund (c)	327,600
20,000	Invesco Dynamic Credit Opportunities Fund	239,400
40,000	Invesco Senior Income Trust	189,600
10,000	Nuveen Short Duration Credit Opportunities Fund	171,500
10,000	Prudential Global Short Duration High Yield Fund, Inc.	159,300
10,000	Prudential Short Duration High Yield Fund, Inc.	162,700
	TOTAL CLOSED-END FUNDS (Cost $3,044,896)	3,120,138

	COMMON STOCKS - 51.2%
	AUTO MANUFACTURERS - 2.2%
93,100	Ford Motor Co. (a)(e)	1,502,634

	BANKS - 3.5%
20,000	Barclays PLC - ADR (e)	291,400
2,500	Capital One Financial Corp.	197,050
5,000	Citigroup, Inc. (a)	257,600
115,000	ING Groep NV - ADR (d)*	1,680,150
		2,426,200
	BUILDING MATERIALS - 0.6%
43,347	Cemex SAB de CV - ADR (e) *	410,496

	COAL - 0.2%
15,000	Arch Coal, Inc. *	14,998
20,000	Peabody Energy Corp. (a)(c)	98,400
		113,398
	COMMERCIAL SERVICES - 1.4%
20,000	Apollo Education Group, Inc. (a) *	378,400
29,800	Western Union Co. (d)	620,138
		998,538
	COMPUTERS - 3.1%
7,000	Apple, Inc. (a)(e)	871,010
8,000	International Business Machines Corp. (a)(e)	1,284,000
		2,155,010
	DISTRIBUTION/WHOLESALE - 0.6%
10,000	Fastenal Co.	414,350

	ELECTRIC - 1.3%
27,500	Exelon Corp. (a)(e)	924,275

	ELECTRICAL COMPOSITION & EQUIPTMENT - 3.3%
40,000	Emerson Electric Co. (a)	2,264,800

	ENERGY-ALTERNATE SOURCES - 0.2%
2,000	First Solar, Inc. (d) *	119,580

	ENGINEERING & CONSTRUCTION - 0.8%
10,000	Fluor Corp. (e)	571,600

	ENTERTAINMENT - 0.7%
20,000	Regal Entertainment Group - CL. A (a)	456,800

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares		Value

	FOOD - 0.4%
4,900	Whole Foods Market, Inc.	$255,192

	HEALTHCARE-PRODUCTS - 1.0%
10,000	Baxter International, Inc.	685,000

	INTERNET - 3.2%
3,000	Amazon.com, Inc. (d)(e) *	1,116,300
1,000	Netflix Inc. (d) *	416,690
600	Priceline Group, Inc. (a)(e) *	698,490
		2,231,480
	INVESTMENT COMPANIES - 6.3%
180,100	American Capital Ltd. (a)(e)*	2,663,679
50,000	Apollo Investment Corp. (a)(c)	383,750
60,000	Ares Capital Corp. (a)	1,030,200
30,000	Prospect Capital Corp. (a)(c)	253,500
		4,331,129
	IRON/STEEL - 0.7%
90,000	Vale SA - ADR (c)	508,500

	MACHINERY-CONSTRUCTION & MINING - 1.5%
50,000	ABB Ltd.	1,058,500

	MINING - 1.0%
15,000	BHP Billiton PLC - ADR	663,900

	MISCELLANEOUS MANUFACTURING - 0.4%
10,000	General Electric Co. (a)	248,100

	OIL & GAS - 7.4%
10,000	Apache Corp. (a)	603,300
1,000	Cimarex Energy Co. (a)	115,090
15,500	Devon Energy Corp. (a)(e)	934,805
15,000	Ensco PLC - CL. A	316,050
20,000	HollyFrontier Corp. (e)	805,400
20,000	Hugoton Royalty Trust (a)	116,800
10,000	Marathon Petroleum Corp.	1,023,900
300,000	Penn West Petroleum Ltd. (a)(c)(e)	495,000
35,000	Petroleo Brasileiro SA - ADR *	210,350
40,000	Seadrill, Ltd. (c)	374,000
20,800	Whiting USA Trust II - Trust Unit (c)	113,152
		5,107,847
	PACKAGING & CONTAINERS - 0.7%
20,000	Owens-Illinois, Inc. (d)(e)*	466,400

	PHARMACEUTICALS - 1.3%
20,000	GlaxoSmithKline PLC (a)	923,000

	PIPELINES - 1.3%
21,931	Kinder Morgan, Inc./DE (d)	922,418

	REAL ESTATE - 0.3%
10,000	St. Joe Co. *	185,600

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares		Value

	RETAIL - 3.8%
500	AutoZone, Inc. (d)(e) *	$341,080
20,000	Coach, Inc. (d)	828,600
4,500	McDonald's Corp. (d)	438,480
4,000	Panera Bread Co. - CL. A (a)(e) *	639,980
5,000	TJX Cos, Inc. (d)(e)	350,250
		2,598,390
	SAVINGS & LOANS - 1.1%
49,900	People's United Financial, Inc. (d)	758,480

	SOFTWARE - 0.2%
10,000	King Digital Entertainment	160,400

	TELECOMMUNICATIONS - 2.4%
20,000	America Movil SAB de CV Series L - ADR (a)(e)	409,200
10,000	China Mobile, Ltd. - ADR (d)	650,300
32,119	Frontier Communications Corp.	226,439
5,000	Millicom International Cellular SA	360,750
		1,646,689

	TRUCKING & LEASING - 0.3%
5,000	TAL International Group, Inc.	203,650

	TOTAL COMMON STOCKS (Cost $36,705,444)	35,312,356

	EXCHANGE-TRADED FUNDS (ETFs) - 10.0%
	DEBT FUNDS - 10.0%
10,000	First Trust Exchange-Traded Fund IV First Trust Tactical High Yield	505,000
80,000	Vanguard Short-Term Corporate Bond	6,416,800
	TOTAL EXCHANGE TRADED FUNDS (Cost $6,899,517)	6,921,800

	LIMITED PARTNERSHIPS - 5.8%
	PIPELINES - 3.8%
34,564	Energy Transfer Partners LP (a)	1,926,943
20,000	Enterprise Products Partners LP (e)	658,600
		2,585,543
	PRIVATE EQUITY - 1.7%
30,000	Blackstone Group LP (a)	1,166,700

	REAL ESTATE - 0.3%
9,000	Brookfield Property Partners LP (a)	218,250

	TOTAL LIMITED PARTNERSHIPS (Cost $3,479,800)	3,970,493

	MUTUAL FUNDS - 9.8%
	DEBT FUNDS - 9.8%
1,519,419	Lord Abbett Investment Trust - Short Duration Income Fund - CL. I	6,776,609
	TOTAL MUTUAL FUNDS (Cost $6,915,732)	6,776,609

	PREFERRED STOCK - 8.5%
	BANKS - 1.7%
20,000	Goldman Sachs Group, Inc., 4.000%, Perpetual	408,400
20,000	Morgan Stanley Co., 4.000%, Perpetual	423,400
17,300	Popular Capital Trust II, 6.125%, 12/31/2034	363,300
		1,195,100
	DIVERSIFIED FINANCIAL SERVICES - 0.3%
3,000	SLM Corp., 1.971%, Perpetual ****	186,000

	INSURANCE - 0.5%
14,320	PartnerRe, Ltd., 6.500%, Series D, Perpetual	370,458

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares		Value

	INVESTMENT COMPANIES - 0.6%
15,000	Ares Capital Corp., 7.750%, 10/15/2040	$389,100

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 5.4%
20,000	American Capital Agency Corp., 8.000%, Perpetual	528,800
16,000	American Realty Capital Properties, Inc., 6.700%, Perpetual	377,600
30,000	Annaly Capital Management, Inc., 7.500%, Perpetual	755,100
15,000	ARMOUR Residential REIT, Inc., 7.875, Perpetual	359,400
21,350	CYS Investments, Inc., 7.750%, Perpetual	533,964
15,000	Invesco Mortgage Capital, Inc. 7.750%, Perpetual	374,400
18,396	NorthStar Realty Finance Corp., 8.250%, Perpetual	468,362
12,000	Vornado Realty Trust, 6.875%, Perpetual	314,280
	3,711,906

	TOTAL PREFERRED STOCK (Cost $5,703,139)	5,852,564

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 6.8%
10,000	American Capital Agency Corp. (a)	213,300
30,000	American Capital Mortgage Investment Corp. (a)	538,800
71,199	American Realty Capital Properties, Inc. (a)	701,310
17,500	Annaly Capital Management, Inc. (a)	182,000
29,378	Ares Commercial Real Estate Corp. (a)	324,627
30,000	CYS Investments, Inc. (a)	267,300
43,600	Government Properties Income Trust (a)	996,260
10,000	One Liberty Properties, Inc. (a)	244,200
20,302	Silver Bay Realty Trust Corp. (a)	328,080
86,193	Two Harbors Investment Corp. (a)	915,370
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $5,177,008)	4,711,247

	SHORT-TERM INVESTMENTS - 8.0%
3,361,187	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 0.05%**	3,361,187
2,163,918	Fidelity Institutional Money Market Fund - Prime Money Market - Institutional Class, 0.05%** (b)	2,163,918
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,525,105)	5,525,105

	TOTAL INVESTMENTS IN LONG SECURITIES - 104.6% (Cost $73,450,641) (f)	$72,190,312
	TOTAL CALL OPTIONS WRITTEN - (0.4) % (Premiums Received $330,139) (f)	(271,375)
	TOTAL PUT OPTIONS WRITTEN - (1.7) % (Premiums Received $1,188,605) (f)	(1,223,670)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5) %	(1,737,828)
	TOTAL NET ASSETS - 100.0%	$68,957,439

Contracts***		Value

	SCHEDULE OF CALL OPTIONS WRITTEN - (0.4) % *
30	Amazon.com, Inc.
	Expiration May 2015, Exercise Price $400.00	$22,800
5	AutoZone, Inc.
	Expiration June 2015, Exercise Price $650.00	23,450
100	China Mobile, Ltd.
	Expiration June 2015, Exercise Price $65.00	26,500
200	Coach, Inc.
	Expiration May 2015, Exercise Price $44.00	20,800

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Contracts***		Value

	SCHEDULE OF CALL OPTIONS WRITTEN (Cont.) - (0.4) % *
20	First Solar, Inc.
	Expiration June 2015, Exercise Price $65.00	$6,000
1,000	ING Groep NV - ADR
	Expiration July 2015, Exercise Price $15.00	65,000
200	Kinder Morgan, Inc./DE
	Expiration June 2015, Exercise Price $42.50	16,600
45	McDonald's Corp.
	Expiration June 2015, Exercise Price $100.00	10,035
10	Netflix, Inc.
	Expiration July 2015, Exercise Price $490.00	13,060
200	Owens-Illinois, Inc.
	Expiration May 2015, Exercise Price $27.00	4,000
249	People's United Financial, Inc.
	Expiration August 2015, Exercise Price $15.00	17,430
50	TJX Cos., Inc.
	Expiration July 2015, Exercise Price $70.00	15,450
250	Western Union Co.
	Expiration May 2015, Exercise Price $20.00	30,250
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received $330,139)	$271,375

	SCHEDULE OF PUT OPTIONS WRITTEN - (1.7) % *
30	Amazon.com, Inc.
	Expiration May 2015, Exercise Price $360.00	36,450
100	America Movil SAB de CV Series L - ADR
	Expiration May 2015, Exercise Price $21.00	10,500
200	American Capital Ltd.
	Expiration May 2015, Exercise Price $14.00	3,400
200	American Capital Ltd.
	Expiration May 2015, Exercise Price $15.00	12,000
35	Apple, Inc.
	Expiration April 2015, Exercise Price $105.00	280
5	AutoZone, Inc.
	Expiration June 2015, Exercise Price $570.00	1,025
5	AutoZone, Inc.
	Expiration June 2015, Exercise Price $650.00	5,350
250	Barclays PLC - ADR
	Expiration June 2015, Exercise Price $15.00	26,250
500	Cemex SAB de CV - ADR
	Expiration April 2015, Exercise Price $10.00	33,500
20	Chipotle Mexican Grill, Inc.
	Expiration January 2016, Exercise Price $650.00	111,800
100	Devon Energy Corp.
	Expiration April 2015, Exercise Price $60.00	11,000
100	Discover Financial Services
	Expiration April 2015, Exercise Price $60.00	37,000
100	Dominion Resources, Inc.
	Expiration July 2015, Exercise Price $72.50	38,900
100	eBay, Inc.
	Expiration April 2015, Exercise Price $52.50	900
100	Enterprise Products Partners LP
	Expiration May 2015, Exercise Price $32.50	8,800
100	Exelon Corp.
	Expiration July 2015, Exercise Price $32.00	13,000
50	Expedia, Inc.
	Expiration April 2015, Exercise Price $82.50	250

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Contracts***		Value

	SCHEDULE OF PUT OPTIONS WRITTEN (Cont.) - (1.7) % *
200	FirstEnergy Corp.
	Expiration July 2015, Exercise Price $34.00	$26,000
50	Fluor Corp.
	Expiration April 2015, Exercise Price $60.00	16,000
50	Fluor Corp.
	Expiration May 2015, Exercise Price $57.50	11,250
50	Fluor Corp.
	Expiration July 2015, Exercise Price $57.50	17,000
300	Ford Motor Co.
	Expiration April 2015, Exercise Price $15.00	900
200	Ford Motor Co.
	Expiration May 2015, Exercise Price $16.00	9,400
100	GameStop Corp.
	Expiration April 2015, Exercise Price $31.00	700
50	HollyFrontier Corp.
	Expiration April 2015, Exercise Price $39.00	3,500
50	HollyFrontier Corp.
	Expiration June 2015, Exercise Price $38.50	9,000
25	International Business Machines Corp.
	Expiration April 2015, Exercise Price $160.00	5,400
30	International Business Machines Corp.
	Expiration May 2015, Exercise Price $160.00	14,550
500	Ipath S&P 500 VIX Short-Term Futures ETN
	Expiration June 2015, Exercise Price $22.00	51,000
200	KKR & Co. L.P.
	Expiration June 2015, Exercise Price $22.00	15,000
300	Northstar Realty Finance Corp.
	Expiration June 2015, Exercise Price $18.00	28,500
200	Owens-Illinois, Inc.
	Expiration May 2015, Exercise Price $25.00	47,000
25	Panera Bread Co. - CL. A
	Expiration May 2015, Exercise Price $160.00	14,125
25	Panera Bread Co. - CL. A
	Expiration May 2015, Exercise Price $170.00	34,250
1,000	Penn West Petroleum Ltd.
	Expiration January 2016, Exercise Price $3.00	156,000
1,000	Penn West Petroleum Ltd.
	Expiration January 2016, Exercise Price $4.00	255,000
25	Polaris Industries, Inc.
	Expiration May 2015, Exercise Price $140.00	13,000
25	Polaris Industries, Inc.
	Expiration June 2015, Exercise Price $145.00	23,675
5	Priceline Group, Inc.
	Expiration April 2015, Exercise Price $1,200.00	20,910
5	Priceline Group, Inc.
	Expiration May 2015, Exercise Price $1,200.00	31,555
5	Priceline Group, Inc.
	Expiration July 2015, Exercise Price $1,150.00	27,500
100	Southern Co.
	Expiration May 2015, Exercise Price $44.00	12,300

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Contracts***		Value

	SCHEDULE OF PUT OPTIONS WRITTEN (Cont.) - (1.7) % *
100	TJX Cos., Inc.
	Expiration April 2015, Exercise Price $65.00	$1,000
50	United Rentals, Inc.
	Expiration June 2015, Exercise Price $85.00	13,250
100	Williams Partners LP
	Expiration April 2015, Exercise Price $50.00	15,500
	TOTAL PUT OPTIONS WRITTEN - (Premiums Received $1,188,605)	$1,223,670

ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
ETN - Exchange-Traded Note
LP - Limited Partnership
VIX - S&P 500 Volatility Index
*  Non-Income producing security.
** Interest rate reflects seven-day effective yield on March 31, 2015.
*** One contract is equivalent to 100 shares of common stock.
**** Variable Rate as of March 31, 2015
(a)	All or a portion of the security is segregated as collateral for call options written.

(b)	All or a portion of the security is segregated as collateral for securities on loan at March 31, 2015. Total collateral had a market value of $2,163,918 at March 31, 2015.

(c)	All or a portion of the security is out on loan at March 31, 2015. Total loaned securities had a market value of $2,085,937 at March 31, 2015.

(d)	Subject to call options written.

(e)	Subject to put options written.

(f)
Represents cost for financial reporting purposes.  Aggregate cost for Federal tax purposes is $71,697,199, including options written,  and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$5,397,712
Unrealized depreciation	(6,399,644)
Net unrealized depreciation	$(1,001,932)

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2015

Shares		Value

	COMMON STOCKS - 42.9%
	BEVERAGES - 0.3%
3,000	Crimson Wine Group Ltd. *	$27,300

	ELECTRIC - 0.6%
1,000	Cleco Corp. (a)	54,520

	ENERGY-ALTERNATE SOURCES - 1.5%
13,960	FutureFuel Corp. (a)	143,369

	ENTERTAINMENT - 2.4%
10,000	Regal Entertainment Group - Cl. A (a)(d)	228,400

	ENVIRONMENTAL CONTROL - 1.2%
5,000	Covanta Holding Corp.	112,150

	HEALTHCARE-PRODUCTS - 0.4%
14,500	Female Health Co. (a)	41,035

	INVESTMENT COMPANIES - 2.6%
10,000	Apollo Investment Corp.	76,750
20,000	Prospect Capital Corp. (a)	169,000
		245,750
	IRON/STEEL - 1.1%
22,700	Cliffs Natural Resources, Inc. (a)	109,187

	MEDIA - 1.2%
29,800	CTC Media, Inc.	118,008

	METAL FABRICATE/HARDWARE - 1.7%
9,193	Ampco-Pittsburgh Corp. (a)	160,510

	MISCELLANEOUS MANUFACTURING - 2.8%
5,444	Sturm Ruger & Co., Inc.	270,186

	OIL & GAS - 3.1%
2,000	Atwood Oceanics, Inc. (a)	56,220
4,450	CVR Energy, Inc. (a)(c)	189,392
20,000	Penn West Petroleum Ltd. (c)	33,000
3,500	Whiting USA Trust II	19,040
		297,652
	OIL & GAS SERVICES - 2.7%
17,299	Gulf Island Fabrication, Inc. (a)	257,063

	REAL ESTATE - 3.0%
6,000	St. Joe Co. (a) *	111,360
58,573	Xinyuan Real Estate Co., Ltd. (a)	174,547
		285,907
	RETAIL - 11.0%
300	American Eagle Outfitters, Inc.	5,124
6,000	Bob Evans Farms, Inc. (a)	277,560
500	Buckle, Inc. (a)	25,545
2,000	Cheesecake Factory, Inc.	98,660
10,000	Chico's FAS, Inc. (d)(e)	176,900
9,180	Destination Maternity Corp. (a)	138,251
3,000	Five Below, Inc. (a)(e) *	106,710
5,000	GameStop Corp. (c)	189,800
2,500	PetMed Express, Inc.	41,300
		1,059,850
	TELECOMMUNICATIONS - 1.1%
26,955	RF Industries, Ltd.	110,246

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares		Value

	TRANSPORTATION - 5.0%
11,300	Matson, Inc. (a)(d)	$476,408

	TRUCKING & LEASING - 1.2%
4,000 `	Textainer Group Holdings, Ltd.	119,960

	TOTAL COMMON STOCKS (Cost $4,845,075)	4,117,501

	LIMITED PARTNERSHIPS - 14.4%
	CHEMICALS - 1.4%
900	Terra Nitrogen Co. LP	131,139

	COMMERCIAL SERVICES - 1.0%
2,000	Emerge Energy Services LP (e)	94,860

	DIVERSIFIED FINANCIAL SERVICES - 0.8%
4,137	Ares Management LP	76,700

	OIL & GAS - 0.7%
3,500	CVR Refining LP	72,590

	OIL & GAS SERVICES - 0.9%
4,447	CSI Compressco LP	85,560

	PIPELINES - 3.7%
5,000	Boardwalk Pipeline Partners LP (a)	80,500
5,000	Holly Energy Partners LP (e)	157,200
2,000	NuStar Energy LP (a)	121,400
		359,100
	REAL ESTATE - 1.3%
5,000	Brookfield Property Partners LP (a)	121,250

	TRANSPORTATION - 4.6%
12,500	Martin Midstream Partners LP (a)	443,000

	TOTAL LIMITED PARTNERSHIPS (Cost $1,398,536)	1,384,199

	PREFERRED STOCK - 1.8%
	BANKS - 0.5%
2,000	Boston Private Financial Holdings, Inc., 6.950%, Perpetual	51,800

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.3%
5,000	CYS Investments, Inc., 7.750%, Perpetual	125,050

	TOTAL PREFERRED STOCK (Cost $163,640)	176,850

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 14.3%
25,000	Ares Commercial Real Estate Corp. (a)	276,250
25,000	ARMOUR Residential REIT, Inc.	79,250
20,000	CYS Investments, Inc.	178,200
5,000	Government Properties Income Trust	114,250
10,000	Inland Real Estate Corp.	106,900
7,000	Invesco Mortgage Capital, Inc.	108,710
400	One Liberty Properties, Inc.	9,768
1,000	Silver Bay Realty Trust Corp.	16,160
30,000	Two Harbors Investment Corp. (a)	318,600
10,000	WP GLIMCHER, Inc.	166,300
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $1,428,545)	1,374,388

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Shares		Value

	SHORT-TERM INVESTMENTS - 25.1%
2,166,770	Fidelity Institutional Money Market Fund -Prime Money Market -Government Portfolio, 0.05%**	$2,166,770
249,130	Fidelity Institutional Money Market Fund -Prime Money Market -Government Portfolio, 0.05%** (b)	249,130
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,415,900)	2,415,900

	TOTAL INVESTMENTS IN LONG SECURITIES - 98.5% (Cost $10,251,696) (f)	$9,468,838
	TOTAL CALL OPTIONS WRITTEN - (0.5) % (Premiums Received $22,263) (f)	(53,000)
	TOTAL PUT OPTIONS WRITTEN - (0.8) % (Premiums Received $85,219) (f)	(78,090)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.8%	271,318
	TOTAL NET ASSETS - 100.0%	$9,609,066

Contracts***		Value

	SCHEDULE OF CALL OPTIONS WRITTEN - (0.5) % *
100	Chico's FAS, Inc.
	Expiration May 2015, Exercise Price $19.00	$2,000
100	Matson, Inc.
	Expiration April 2015, Exercise Price $40.00	49,000
100	Regal Entertainment Group - Cl. A *
	Expiration April 2015, Exercise Price $24.00	2,000
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received $22,263)	$53,000

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.8) % *
50	Andersons, Inc.
	Expiration June 2015, Exercise Price $40.00	$25,000
50	Chart Industries, Inc.
	Expiration June 2015, Exercise Price $30.00	7,000
100	Chico's FAS, Inc.
	Expiration May 2015, Exercise Price $18.00	8,000
20	Emerge Energy Services LP
	Expiration June 2015, Exercise Price $50.00	15,200
30	Five Below, Inc.
	Expiration May 2015, Exercise Price $30.00	840
50	Holly Energy Partners, LP
	Expiration May 2015, Exercise Price $30.00	5,000
100	Ipath S&P 500 VIX Short-Term Futures ETN
	Expiration June 2015, Exercise Price $22.00	10,200
50	PICO Holdings, Inc.
	Expiration April 2015, Exercise Price $15.00	1,500
25	Popular, Inc.
	Expiration April 2015, Exercise Price $30.00	600
50	Seaspan Corp.
	Expiration May 2015, Exercise Price $17.50	2,250
50	TAL International Group, Inc.
	Expiration April 2015, Exercise Price $40.00	2,500
	TOTAL PUT OPTIONS WRITTEN - (Premiums Received $85,219)	$78,090

LP - Limited Partnership
VIX - S&P 500 Volatility Index
* Non-Income producing security
** Interest rate reflects seven-day effective yield on March 31, 2015.
***One contract is equivalent to 100 shares of common stock.
(a)	All or a portion of the security is segregated as collateral for call options written.

(b)	All or a portion of the security is segregated as collateral for securities on loan at March 31, 2015. Total collateral had a market value of $249,130 at March 31, 2015.

(c)	All or a portion of the security is out on loan at March 31, 2015. Total loaned securities had a market value of $244,835 at March 31, 2015.

(d)	Subject to call options written.

(e)	Subject to put options written.

(f)
Represents cost for financial reporting purposes.  Aggregate cost for Federal tax purposes is $10,125,937, including options written,  and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$509,663
Unrealized depreciation	(1,297,852)
Net unrealized depreciation	$(788,189)

Camelot Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2015

	Camelot Premium	Camelot Excalibur
	Return Fund	Small Cap Income Fund
ASSETS
Investment securities:
At cost	$73,450,641	$10,251,696
At value (including collateral for loaned securities)	$72,190,312	$9,468,838
Deposit with Brokers	284,210	567,727
Dividends and interest receivable	183,996	33,690
Receivable for Fund shares sold	110,116	20,297
Prepaid expenses and other assets	18,072	13,942
TOTAL ASSETS	72,786,706	10,104,494
LIABILITIES
Payable upon return of securities loaned	2,163,918	249,130
Options written, at value (Premiums received $1,518,744, $107,482)	1,495,045	131,090
Payable for Fund shares repurchased	23,952	3,371
Distribution (12b-1) fees payable	71,948	5,282
Investment management fees payable	68,446	–
Fees payable to other affiliates	5,958	1,359
Payable for investments purchased	–	69,335
Accrued expenses and other liabilities	–	35,861
TOTAL LIABILITIES	3,829,267	495,428
NET ASSETS	$68,957,439	$9,609,066
Composition of Net Assets:
Paid in capital	$68,382,524	$10,189,790
Undistributed net investment income	350,627	93,821
Accumulated net realized gain from security transactions
and options written	1,460,945	131,923
Net unrealized depreciation on
investments and options written	(1,236,657)	(806,468)
NET ASSETS	$68,957,439	$9,609,066
Net Asset Value Per Share:
Class A Shares:
Net Assets	$66,922,519	$9,609,056
Shares of beneficial interest outstanding (a)	6,214,606	1,022,658
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (b)	$10.77	$9.40
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$11.43	$9.97
Class C Shares:
Net Assets	$2,034,920	$10
Shares of beneficial interest outstanding (a)	189,860	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$10.72	$9.57	(c)

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)
Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(c)	Net assets divided by shares outstanding does not equal net asset value per share due to rounding.

Camelot Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2015

	Camelot Premium	Camelot Excalibur
	Return Fund	Small Cap Income Fund

INVESTMENT INCOME
Dividends (net of withholding taxes of $6,061, $385, respectively)	$1,108,771	$225,156
Interest	5,628	89
Securities lending income - net	4,806	11,903
TOTAL INVESTMENT INCOME	1,119,205	237,148

EXPENSES
Investment management fees	327,932	47,461
Distribution (12b-1) fees:
Class A	79,757	11,865
Class C	8,904	–
Administration fees	40,273	6,170
MFund service fees	32,928	7,330
Registration fees	17,254	3,640
Professional fees	10,991	18,062
Compliance officer fees	6,282	8,687
Printing and postage expenses	2,681	2,757
Custodian fees	2,468	3,309
Trustees fees and expenses	1,658	2,344
Non 12b-1 shareholder servicing fees	1,006	1,380
Insurance expense	364	910
Interest Expense	–	100
Transfer agent fees	–	2,548
Other expenses	1,425	1,820
TOTAL EXPENSES	533,923	118,383
Plus: Recapture of fees previously waived by the Manager	45,983	–
Less: Fees waived and expenses reimbursed by the Manager	–	(35,229)
NET EXPENSES	579,906	83,154

NET INVESTMENT INCOME	539,299	153,994

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	702,095	61,972
Options written	1,510,632	110,749
Foreign currency transactions	(356)	(56)
Net realized gain	2,212,371	172,665
Net change in unrealized depreciation on:
Investments	(2,374,656)	(87,883)
Options written	20,221	(14,597)
Foreign currency translations	(14)	(2)
Net change in unrealized depreciation	(2,354,449)	(102,482)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(142,078)	70,183

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$397,221	$224,177

Camelot Premium Return Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2015	Year Ended
	(Unaudited)	September 30, 2014
FROM OPERATIONS
Net investment income	$539,299	$667,101
Net realized gain from investments,
options written and foreign currency transactions	2,212,371	2,957,127
Distributions of realized gains by
underlying investment companies	-	11,815
Net change in unrealized appreciation of investments,
options written and foreign currency translations	(2,354,449)	791,618
Net increase in net assets resulting from operations	397,221	4,427,661

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(420,258)	(718,547)
Class C	(4,646)	(5,108)
From net realized gains:
Class A	(2,490,611)	(2,234,083)
Class C	(75,055)	(21,373)
Net decrease in net assets from distributions to shareholders	(2,990,570)	(2,979,111)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	27,681,201	32,338,459
Class C	1,130,488	1,360,227
Net asset value of shares issued in reinvestment of distributions:
Class A	907,542	738,299
Class C	70,835	23,364
Payments for shares redeemed:
Class A	(12,439,561)	(13,201,817)
Class C	(125,835)	(454,829)
Net increase in net assets from shares of beneficial interest	17,224,670	20,803,703

TOTAL INCREASE IN NET ASSETS	14,631,321	22,252,253

NET ASSETS
Beginning of Year	54,326,118	32,073,865
End of Period *	$68,957,439	$54,326,118
*Includes undistributed net investment income of:	$350,627	$236,232

Camelot Premium Return Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	March 31, 2015	Year Ended
	(Unaudited)	September 30, 2014
SHARE ACTIVITY
Class A:
Shares Sold	2,527,309	2,869,644
Shares Reinvested	85,002	67,300
Shares Redeemed	(1,153,989)	(1,194,717)
Net increase in shares of beneficial interest outstanding	1,458,322	1,742,227

Class C:
Shares Sold	103,050	119,759
Shares Reinvested	6,666	2,107
Shares Redeemed	(11,630)	(39,912)
Net increase in shares of beneficial interest outstanding	98,086	81,954

Camelot Excalibur Small Cap Income Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2015	Period Ended
	(Unaudited)	September 30, 2014*
FROM OPERATIONS
Net investment income	$153,994	$88,268
Net realized gain from investments and options written	172,665	135,696
Net change in unrealized depreciation of investments and options written	(102,482)	(703,986)
Net increase (decrease) in net assets resulting from operations	224,177	(480,022)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(84,936)	(71,242)
From net realized gains:
Class A	(58,757)	(109,944)
Class C	– (a)	– (a)
Net decrease in net assets from distributions to shareholders	(143,693)	(181,186)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,802,841	10,320,870
Class C	–	10
Net asset value of shares issued in reinvestment of distributions:
Class A	52,368	59,519
Payments for shares redeemed:
Class A	(1,244,200)	(801,618)
Net increase in net assets from shares of beneficial interest	611,009	9,578,781

TOTAL INCREASE IN NET ASSETS	691,493	8,917,573

NET ASSETS
Beginning of Period	8,917,573	–
End of Period **	$9,609,066	$8,917,573
**Includes undistributed net investment income of:	$93,821	$24,763

*The Camelot Excalibur Small Cap Income Fund commenced operations on December 31, 2013. (a) Rounds to less than one dollar.

Camelot Excalibur Small Cap Income Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	March 31, 2015	Period Ended
	(Unaudited)	September 30, 2014*
SHARE ACTIVITY
Class A:
Shares Sold	195,619	1,028,964
Shares Reinvested	5,617	6,099
Shares Redeemed	(133,703)	(79,938)
Net increase in shares of beneficial interest outstanding	67,533	955,125

Class C:
Shares Sold	–	1
Net increase in shares of beneficial interest outstanding	–	1

*The Camelot Excalibur Small Cap Income Fund commenced operations on December 31, 2013.

Camelot Premium Return Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class A
	For the Six
	Months Ended		Year	Year	Year	Period
	March 31, 2015		Ended	Ended	Ended	Ended
	(Unaudited)		September 30, 2014	September 30, 2013	September 30, 2012	September 30, 2011 (1)
Net asset value, beginning of period	$11.21		$10.61	$10.08	$8.46	$10.00
Activity from investment operations:
Net investment income	0.09	(6)	0.20 (6)	0.23 (6)	0.19 (6)	0.02
Net realized and unrealized
gain (loss) on investments	(0.05)		1.26	1.01	2.12	(1.24)
Total from investment operations	0.04		1.46	1.24	2.31	(1.22)
Less distributions from:
Net investment income	(0.07)		(0.21)	(0.16)	(0.17)	—
Net realized gains	(0.41)		(0.65)	(0.55)	(0.52)	(0.32)
Total distributions	(0.48)		(0.86)	(0.71)	(0.69)	(0.32)
Net asset value, end of period	$10.77		$11.21	$10.61	$10.08	$8.46
Total return (2)	0.45	% (5)	14.22%	12.78%	28.02%	(12.51	)% (5)(7)
Net assets, at end of period (000s)	$66,923		$53,303	$31,970	$20,353	$10,985

Ratio of gross expenses to average
net assets (3)(8)(9)	1.61	% (4)	1.75%	1.78%	2.03%	2.40	% (4)
Ratio of net expenses to average
net assets (8)(9)	1.75	% (4)(11)	1.75%	1.75%	1.77%	1.78	% (4)
Ratio of net investment income
to average net assets (8)(9)(10)	1.66	% (4)	2.12%	2.26%	1.97%	0.20	% (4)
Portfolio Turnover Rate	11	% (5)	21%	29%	44%	27	% (5)

(1)	The Camelot Premium Return Fund commenced operations on December 27, 2010.
(2)
Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund's expenses, total return would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(4)	Annualized for periods less than one full year.
(5)	Not annualized.
(6)	Per share amounts calculated using the average shares method.
(7)	Total return includes a voluntary reimbursement by the Manager of realized investment losses incurred on trading error. This item had no effect on total return.
(8)	The ratios include 0.02% and 0.03% for the periods ended September 30, 2012 and September 30, 2011 attributed to interest expense.
(9)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(10)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(11)	The ratio includes expense recapture by the Manager.

Camelot Premium Return Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class C
	For the Six
	Months Ended		Year	Year	Year	Period
	March 31, 2015		Ended	Ended	Ended	Ended
	(Unaudited)		September 30, 2014	September 30, 2013	September 30, 2012	September 30, 2011(1)
Net asset value, beginning of period	$11.15		$10.58	$10.07	$8.42	$10.00
Activity from investment operations:
Net investment income	0.05	(6)	0.12 (6)	0.17 (6)	0.09 (6)	0.01
Net realized and unrealized
gain (loss) on investments	(0.05)		1.25	0.99	2.15	(1.27)
Total from investment operations	—		1.37	1.16	2.24	(1.26)
Less distributions from:
Net investment income	(0.02)		(0.15)	(0.10)	(0.07)	—
Net realized gains	(0.41)		(0.65)	(0.55)	(0.52)	(0.32)
Total distributions	(0.43)		(0.80)	(0.65)	(0.59)	(0.32)
Net asset value, end of period	$10.72		$11.15	$10.58	$10.07	$8.42
Total return (2)	0.14	% (5)	13.36%	11.99%	27.15%	(12.91	)% (5)(7)
Net assets, at end of period (000s)	$2,035		$1,023	$104	$28	$118
Ratio of gross expenses to average
net assets (3)(8)(9)	2.35	% (4)	2.50%	2.53%	2.78%	3.15	% (4)
Ratio of net expenses to average
net assets (8)(9)	2.50	% (4)(11)	2.50%	2.50%	2.52%	2.53	% (4)
Ratio of net investment income
to average net assets (8)(9)(10)	0.99	% (4)	1.37%	1.59%	0.93%	0.14	% (4)
Portfolio Turnover Rate	11	% (5)	21%	29%	44%	27	% (5)

(1)	The Camelot Premium Return Fund commenced operations on December 27, 2010.
(2)
Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund's expenses, total return would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(4)	Annualized for periods less than one full year.
(5)	Not annualized.
(6)	Per share amounts calculated using the average shares method.
(7)	Total return includes a voluntary reimbursement by the Manager of realized investment losses incurred on trading error. This item had no effect on total return.
(8)	The ratios include 0.02% and 0.03% for the periods ended September 30, 2012 and September 30, 2011 attributed to interest expense.
(9)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(10)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(11)	The ratio includes expense recapture by the Manager.

Camelot Excalibur Small Cap Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class A
	For the Six
	Months Ended		For the
	March 31, 2015		Period Ended
	(Unaudited)		September 30, 2014 (1)
Net asset value, beginning of period	$9.34		$10.00
Activity from investment operations:
Net investment income (6)	0.15		0.14
Net realized and unrealized
gain (loss) on investments	0.05		(0.60)
Total from investment operations	0.20		(0.46)
Less distributions from:
Net investment income	(0.08)		(0.08)
Net realized gains	(0.06)		(0.12)
Total distributions	(0.14)		(0.20)
Net asset value, end of period	$9.40		$9.34
Total return (2)	2.16	% (5)	(4.68	)% (5)
Net assets, at end of period (000s)	$9,609		$8,918
Ratio of gross expenses to average
net assets (3)(7)	2.49	% (4)	5.84	% (4)
Ratio of net expenses to average
net assets (7)	1.75	% (4)	1.75	% (4)
Ratio of net investment income
to average net assets (7)(8)	3.24	% (4)	2.26	% (4)
Portfolio Turnover Rate	16	% (5)	5	% (5)

(1)	The Camelot Excalibur Small Cap Income Fund commenced operations on December 31, 2013.
(2)
Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund's expenses, total return would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(4)	Annualized for periods less than one full year.
(5)	Not annualized.
(6)	Per share amounts calculated using the average shares method.
(7)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(8)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Camelot Excalibur Small Cap Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class C
	For the Six
	Months Ended		For the
	March 31, 2015		Period Ended
	(Unaudited)		September 30, 2014 (1)
Net asset value, beginning of period	$9.42		$10.00
Activity from investment operations:
Net investment income (6)	0.15		0.16
Net realized and unrealized
gain (loss) on investments	0.06		(0.62)
Total from investment operations	0.21		(0.46)
Less distributions from:
Net realized gains	(0.06)		(0.12)
Total distributions	(0.06)		(0.12)
Net asset value, end of period	$9.57		$9.42
Total return (2)	2.19	% (5)	(4.64	)% (5)
Net assets, at end of period	$10		$10

Ratio of gross expenses to average
net assets (3)(7)	3.24	% (4)	6.59	% (4)
Ratio of net expenses to average
net assets (7)	2.50	% (4)	2.50	% (4)
Ratio of net investment income
to average net assets (7)(8)	3.17	% (4)	2.65	% (4)
Portfolio Turnover Rate	16	% (5)	5	% (5)

(1)	The Camelot Excalibur Small Cap Income Fund commenced operations on December 31, 2013.
(2)
Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund's expenses, total return would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(4)	Annualized for periods less than one full year.
(5)	Not annualized.
(6)	Per share amounts calculated using the average shares method.
(7)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(8)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

CAMELOT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2015

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

          Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). There are currently several series (or funds) of the Trust. These financial statements include the following series: Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund (each a “Fund” or collectively the “Funds”). The Camelot Premium Return Fund is registered as a diversified fund and the Camelot Excalibur Small Cap Income Fund is registered as a non-diversified fund. The Funds’ investment manager is Camelot Funds, LLC (the “Manager”). Effective February 1, 2015 Camelot Funds, LLC began serving as the Funds’ manager.  Prior to February 1, 2015, Camelot Portfolios, LLC served as the Funds’ manager.  Camelot Premium Return Fund commenced operations on December 27, 2010. The Fund’s objective is to achieve a consistent high rate of gains and total return with lower volatility than common stocks as measured by standard deviation. The Camelot Excalibur Small Cap Income Fund commenced operations on December 31, 2013. The Fund’s objective is to provide consistent and growing income in addition to long-term growth of capital.

          The Funds offer two classes of shares, Class A and Class C. Each share class represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of the Funds into additional classes of shares at a future date.

          The following is a summary of significant accounting policies consistently followed by the Funds which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)       Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The Funds may invest in portfolios of open-end or closed-end investment companies and exchange-traded funds (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange-traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange-traded funds purchased by the Funds will not change.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

          In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

CAMELOT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

          The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.   GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

          Level 1 –  Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

          Level 2 –  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

          Level 3  – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

          The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

          The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2015 for the Funds’ assets and liabilities measured at fair value:

Camelot Premium Return Fund
Assets

		Level 2	Level 3
Security	Level 1	(Other Significant	(Unobservable
Classifications (a)	(Quoted Prices)	Observable Inputs)	Inputs)	Total
Closed-End Funds (b)	$3,120,138	$–	$–	$3,120,138
Common Stocks (b)	35,312,356	–	–	35,312,356
Exchange-Traded Funds (b)	6,921,800	–	–	6,921,800
Limited Partnerships (b)	3,970,493	–	–	3,970,493
Mutual Funds (b)	6,776,609	–	–	6,776,609
Preferred Stock (b)	5,852,564	–	–	5,852,564
REITs	4,711,247	–	–	4,711,247
Short-Term Investments	5,525,105	–	–	5,525,105
Total	$72,190,312	$–	$–	$72,190,312

CAMELOT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

Liabilities

		Level 2	Level 3
Security	Level 1	(Other Significant	(Unobservable
Classifications (a)	(Quoted Prices)	Observable Inputs)	Inputs)	Total
Call Options Written	$(271,375)	$–	$–	$(271,375)
Put Options Written	(1,223,670)	–	–	(1,223,670)
Total	$(1,495,045)	$–	$–	$(1,495,045)

(a) As of and during the six months ended March 31, 2015, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.  There were no transfers between Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period.
(b) All closed-end funds, common stock, exchange-traded funds, limited partnerships, mutual funds, and preferred stocks held by the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments. During the six months ended March 31, 2015, no securities were fair valued.

Camelot Excalibur Small Cap Income Fund
Assets

		Level 2	Level 3
Security	Level 1	(Other Significant	(Unobservable
Classifications (a)	(Quoted Prices)	Observable Inputs)	Inputs)	Total
Common Stocks (b)	4,117,501	–	–	4,117,501
Limited Partnerships (b)	1,384,199	–	–	1,384,199
Preferred Stock (b)	176,850	–	–	176,850
REITs	1,374,388	–	–	1,374,388
Short-Term Investments	2,415,900	–	–	2,415,900
Total	$9,468,838	$–	$–	$9,468,838

Liabilities

		Level 2	Level 3
Security	Level 1	(Other Significant	(Unobservable
Classifications (a)	(Quoted Prices)	Observable Inputs)	Inputs)	Total
Call Options Written	$(53,000)	$–	$–	$(53,000)
Put Options Written	(78,090)	–	–	(78,090)
Total	$(131,090)	$–	$–	$(131,090)

(a) As of and during the six months ended March 31, 2015 the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.  There were no transfers between Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period.
(b) All common stock, limited partnerships, and preferred stocks held by the Fund are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments. During the six months ended March 31, 2015, no securities were fair valued.

CAMELOT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

          b)          Accounting for Options - When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

          The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Funds may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Funds purchase an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Funds realize a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Funds realize a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Funds purchase the underlying security and the cost basis of such purchase is increased by the premium originally paid.

          The locations on the Statements of Assets and Liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

           Camelot Premium Return Fund

Derivatives Not
Accounted for as
Hedging Instruments	Primary Risk	Location of Derivatives on	Fair Value of
under GAAP	Exposure	Statement of Assets and Liabilities	Liability Derivatives
Call options written	Equity Risk	Options written, at value	$(271,375)
Put options written	Equity Risk	Options written, at value	(1,223,670)
Total			$(1,495,045)

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2015 was as follows:

Derivatives
Not
Accounted for			Realized and Unrealized
as Hedging	Primary		Gain (Loss) on Liability
Instruments	Risk	Location of Gain (Loss) on	Derivatives Recognized
under GAAP	Exposure	Derivatives Recognized in Income	in Income
Options written	Equity Risk	Net realized gain from options written	$1,510,632

		Net change in unrealized appreciation on
Options written	Equity Risk	options written	20,221
Total			$1,530,853

CAMELOT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

Camelot Excalibur Small Cap Income Fund

Derivatives Not
Accounted for as
Hedging Instruments	Primary Risk	Location of Derivatives on	Fair Value of
under GAAP	Exposure	Statement of Assets and Liabilities	Liability Derivatives
Call options written	Equity Risk	Options written, at value	$(53,000)
Put options written	Equity Risk	Options written, at value	(78,090)
Total			$(131,090)

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2015 was as follows:

Derivatives
Not
Accounted for			Realized and
as Hedging	Primary		Unrealized Gain (Loss)
Instruments	Risk	Location of Gain (Loss) on	on Liability Derivatives
under GAAP	Exposure	Derivatives Recognized in Income	Recognized in Income
Options written	Equity Risk	Net realized gain from options written	$110,749

		Net change in unrealized depreciation
Options written	Equity Risk	on options written	(14,597)
Total			$96,152

Offsetting of Financial Assets and Derivative Liabilities –

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged as of March 31, 2015.

Camelot Premium Return Fund

					Gross Amounts Not Offset in the Statement of
Liabilities:					Assets & Liabilities
			Gross Amounts	Net Amounts of
			Offset in the	Assets Presented in
	Gross Amounts of		Statement of Assets	the Statement of	Financial		Cash Collateral	Net
Description	Recognized Liabilties		& Liabilities	Assets & Liabilities	Instruments		Received	Amount
Options Written	$1,495,045	(1)	$—	$1,495,045	$1,495,045	(2)
Securities Lending	2,163,918		—	2,163,918	2,163,918
Total	$3,658,963		$—	$3,658,963	$1,495,045		$2,163,918	$—

CAMELOT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

Camelot Excalibur Small Cap Income Fund

Liabilities:
					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilties		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments		Cash Collateral Received	Net Amount
Options Written	$131,090	(1)	$—	$131,090	$131,090	(2)
Securities Lending	249,130		—	249,130			249,130
Total	$380,220		$—	$380,220	$131,090		$249,130	$—

(1) Written options at value as presented in the Schedule of Investments.
(2) The amount is limited to the derivative liability balanced and, accordingly, does not include excess collateral pledged.

          c)           Short Sales - The Funds may sell securities short. A short sale is a transaction in which the Funds sell securities they do not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Funds must arrange through a broker to borrow the securities and, in so doing, the Funds become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Funds will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Funds purchased the securities to replace the borrowed securities that have been sold.

          d)           Federal Income Tax - The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no Federal income or excise tax provisions are required.

          As of and during the six months ended March 31, 2015, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of March 31, 2015, the Funds did not incur any interest or penalties. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012, 2013 and 2014) for the Camelot Premium Return Fund, and (2014) for the Camelot Excalibur Small Cap Fund, or are expected to be taken in the Funds’ 2015 tax returns. The tax filings are open for examination by applicable taxing authorizes, U.S. Federal, Nebraska, and foreign jurisdictions. No examination of the Funds’ tax returns is presently in progress.

          e)           Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP are recorded on the ex-dividend date. The Funds distribute short-term capital gains and income quarterly and long-term capital gains annually.

          f)            Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

          g)           Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost of the

CAMELOT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on fixed income securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

          h)           Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

          i)           Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

          j)           Sales Charges (loads) - A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended March 31, 2015 there were no CDSC fees paid.

          k)           Security Loans - The Fund have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retains a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

(2) INVESTMENT TRANSACTIONS

 For the six months ended March 31, 2015, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Camelot Premium Return Fund	$17,522,751	$5,840,116
Camelot Excalibur Small Cap Income Fund	$1,528,510	$1,200,807

There were no government securities purchased or sold during the year.

(3) OPTIONS WRITTEN

          During the six months ended March 31, 2015 the Funds’ realized gain on option contracts subject to equity price risk amounted to $1,510,632 and $110,749, for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively. The contracts of the derivative instruments outstanding as of March 31, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized

CAMELOT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

          A summary of option contracts written by the Funds during the six months ended March 31, 2015, were as follows:

Camelot Premium Return Fund

	Call Options
	Number of options *	Option Premiums
Options outstanding at beginning of year	946	$81,632
Options Written	4,612	757,512
Options Exercised	(660)	(98,788)
Options Closed	(491)	(226,758)
Options Expired	(2,048)	(183,459)
Options outstanding at end of period	2,359	$330,139

	Put Options
	Number of options *	Option Premiums
Options outstanding at beginning of year	6,344	$1,025,976
Options Written	17,571	2,652,447
Options Exercised	(9,155)	(1,186,232)
Options Closed	(430)	(57,766)
Options Expired	(7,565)	(1,245,820)
Options outstanding at end of period	6,765	$1,188,605

Camelot Excalibur Small Cap Income Fund
	Call Options
	Number of options *	Option Premiums
Options outstanding at beginning of year	50	$3,710
Options Written	800	58,004
Options Exercised	(403)	(29,902)
Options Closed	—	—
Options Expired	(147)	(9,549)
Options outstanding at end of period	300	$22,263

CAMELOT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

	Put Options
	Number of options *	Option Premiums
Options outstanding at beginning of year	595	$70,404
Options Written	1,350	159,887
Options Exercised	(269)	(38,568)
Options Closed	(105)	(13,917)
Options Expired	(996)	(92,587)
Options outstanding at end of period	575	$85,219

*One option contract is equivalent to one hundred shares of common stock.

(4) MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

          Camelot Funds, LLC is the Manager to the Funds pursuant to the terms of the Management Agreement (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes investment programs for the Funds. For its services under the Management Agreement, the Manager is paid a monthly management fee at the annual rate of 1.00% of the average daily net assets of each Fund. The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months ended March 31, 2015, Management fees of $327,932 and $47,461 were incurred by the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively, before the waiver and reimbursement described below.

          The Manager and the Funds have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding any front end or contingent deferred loads, Rule 12b-1 fees, brokerage commissions, leverage interest, dividends on securities sold short, taxes, costs of investing in underlying funds; expenses incurred with a merger or reorganization, and extraordinary expenses such as litigation) at 1.50% for all classes of the Funds’ shares through January 31, 2016. Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees. For the six months ended March 31, 2015, the Camelot Premium Return Fund Manager recaptured $45,983.

          For the six months ended March 31, 2015, the Manager has waived and reimbursed $0 and $35,229 for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively. As of March 31, 2015 the Manager has waived/reimbursed expenses of the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund that may be recovered no later than September 30 for the years indicated below:

Camelot Premium Return	Camelot Excalibur Small
Fund	Cap Income Fund
2016	2017
$4,167	$54,936

 The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and administration services. For MFund’s services to the Funds, the Funds pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus

CAMELOT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

reimbursement of out of pocket expenses. For the six months ended March 31, 2015, the Funds incurred $32,928 and $7,330 for such fees for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively.

          A Trustee and Officer of the Trust is also the controlling member of MFund Services and Catalyst Capital Advisors LLC (an investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

          Gemini Fund Services, LLC (“GFS”) provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacities.

          Trustees who are not “interested persons” as that term is defined in the 1940 Act of the Portfolio, will be paid a quarterly retainer of $350 and will receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended. Trustees received a quarterly retainer of $250. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the Funds of the Trust and Variable Insurance Trust in which the meeting relates. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per fund in the Trust per year. The fees paid to the Trustees are paid in Fund shares. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

          The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for each class of shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and its shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Manager for distribution related expenses.

          For the six months ended March 31, 2015, the Distributor received $2,818 in underwriter concessions from the sale of shares of the Camelot Premium Return Fund and $182 concessions from the sale of shares of the Camelot Excalibur Small Cap Income Fund.

(5) DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

          The tax character of fund distributions paid for the year or period ended September 30, 2014 and September 30, 2013 was as follows:

For the period ended September 30, 2014:
	Ordinary Income	Long-Term Capital Gains	Return of Capital

Fund				Total
Camelot Premium Return Fund	$2,519,415	$459,696	$—	$2,979,111
Camelot Excalibur Small Cap Income Fund	181,186	—	—	181,186

For the period ended September 30, 2013:
	Ordinary Income	Long-Term Capital Gains	Return of Capital
Fund				Total
Camelot Premium Return Fund	$1,709,542	$97,052	$—	$1,806,594

CAMELOT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

As of September 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Camelot Premium Return Fund	$766,143	$1,049,631	$—	$—	$—	$1,352,490	$3,168,264
Camelot Excalibur Small Cap Income Fund	22,265	2,236	—	—	—	(685,709)	(661,208)

          The difference between book basis and tax basis accumulated net investment income, accumulated net realized gains, and unrealized appreciation/ depreciation from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for publicly traded partnerships, grantor trusts, royalty trusts, business development companies and return of capital distributions from corporations.

          Permanent book and tax differences, primarily attributable to the reclass of ordinary income distributions, book/tax treatment of foreign currency gains/(losses), and adjustments related to publicly traded partnerships and return of capital distributions from corporations, resulted in reclassification for the period ended September 30, 2014 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Fund	Capital	Income (Loss )	Gains (Loss)
Camelot Premium Return Fund	$—	$100,976	$(100,976)
Camelot Excalibur Small Cap Income Fund	$—	$7,737	$(7,737)

(6) UNDERLYING FUND RISK

          Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

          The performance of the Camelot Excalibur Small Cap Income Fund may be directly affected by the performance of the Fidelity Institutional Money Market Treasury Portfolio. The financial statements of the Fidelity Institutional Money Market Treasury Portfolio, including the portfolio of investments, can be found at Fidelity’s website www.fidelity.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2015 the percentage of the Camelot Excalibur Small Cap Income net assets invested in the Fidelity Institutional Treasury Portfolio was 25.1%.

(7) OPTIONS RISK

          There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying

CAMELOT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2015

security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(8) BENEFICIAL OWNERSHIP

          The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2015 FOLIOFN Investments, Inc. Special Custody Account for the Exclusive Benefit of Customers held 32.70% of the Camelot Premium Return Fund and 55.95% of the Camelot Excalibur Small Cap Income Fund may be deemed to control the Fund. Additionally, as of March 31, 2015 Charles Schwab & Co. held 35.19% of the Camelot Excalibur Small Cap Income Fund and may be deemed to control the Fund.

(9) SUBSEQUENT EVENTS

           Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Camelot Funds

Additional Information (Unaudited)

March 31, 2015

           Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Funds and the calculation of the net asset value of shares of the Funds.

            The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

            A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-226-3862; and on the Commission’s website at http://www.sec.gov.

          Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-226-3862; and on the Commission’s website at http://www.sec.gov.

Consideration and Renewal of Management Agreement with Camelot Portfolios, LLC with respect to the Camelot Premium Return Fund

          In connection with the regular meeting held on November 6, 2014, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), discussed the renewal of a management agreement between the Trust and Camelot Portfolios, LLC (“Camelot”), with respect to the Camelot Premium Return Fund (the “Fund”) (the “Management Agreement”).

          In connection with their deliberations regarding renewal of the Management Agreement, the Trustees reviewed materials prepared by Camelot (“Camelot 15c Response”) and noted that Camelot is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

          Nature, Extent and Quality of the Services. As to the nature, extent and quality of the services provided by Camelot Portfolios to the Fund, the Trustees reviewed the Camelot 15c Response and Camelot’s Form ADV, Parts 1 and 2, which provided information on the corporate structure, officers, owners, and compliance record of Camelot. The Board considered Camelot’s duties under the terms of the Management Agreement. The Trustees noted the significant investment experience and strong credentials of the key personnel serving the Fund and the Trust’s positive interactions with management of Camelot. The Board then discussed Camelot’s compliance program and noted that Camelot retained a third party compliance consulting firm to enhance their compliance program. After further discussion, the Trustees concluded that Camelot had provided services of sufficient quality, that the personnel and resources of the firm appeared adequate, and that overall the nature, quality and extent of the management services provided by Camelot Portfolios to the Fund were satisfactory.

           Performance. As to the Fund’s performance, the Board referred to the Camelot 15c Response, which compared the Camelot Fund’s performance to a peer group selected by Camelot consisting of three funds sharing a similar investment strategy as well as a comparison to the Morningstar Tactical Value and Morningstar Moderate Target categories. The Board noted that the Fund outperformed the peer group and each Morningstar category for the one year-period, three-year and since inception periods. The Trustees discussed the Fund’s unique option strategy and noted that the advisor attributes the Fund’s use of options to the Fund’s outperformance. The Board concluded that they were very satisfied with the performance of the Fund.

Camelot Funds

Additional Information (Unaudited)(Continued)

March 31, 2015

          Fees and Expenses. As to the costs of the services provided by Camelot, the Trustees considered the management fees paid by the Fund and compared them to the average management fees paid by the peer group as well as the Morningstar Tactical Allocation category. The Trustees also compared the expense ratio of the Fund with the expense ratios of the peer group and Morningstar category.

 The Trustees noted that the Fund pays Camelot a management fee of 1.00%, which was lower than the average advisory fee of the peer group and higher than the average advisory fee of the Morningstar Tactical Allocation category but within the range of highest and lowest advisory fees in the Morningstar category. After further discussion, the Trustees concluded that the Fund’s management fee was reasonable in light of the services the Fund receives from Camelot.

          Profitability. As to the costs of the services provided and the profits realized by Camelot, the Trustees reviewed Camelot’s analysis of its estimated profitability and its financial condition. The Trustees reviewed the Camelot 15c Response, noting the net profits related to the Fund were modest. Based on their review, the Trustees concluded that they were satisfied that Camelot Portfolios’ level of profitability from its relationship to the Fund was not excessive.

          Economies of Scale. As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels but that the expense cap is benefitting shareholders. The Trustees agreed that breakpoints may be an appropriate way for Camelot to share its economies of scale with the Fund and its shareholders if the Fund experienced a substantial growth in assets. However, the Trustees recognized that the Fund had not yet reached asset levels where Camelot could realize significant economies of scale and that the Board would revisit whether breakpoints are appropriate at the next renewal of the management agreement.

          As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that (i) continuation of the Management Agreement between the Trust and Camelot and (ii) the approval of a new Management Agreement with substantially identical terms as the existing Management Agreement is in the best interests of the Fund and its shareholders.

Consideration and Approval of Management Agreement with Camelot Portfolios, LLC with respect to the Camelot Excalibur Small Cap Income Fund

          In connection with the regular meeting held on November 25, 2013, the Board of Trustees of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), discussed the approval of a management agreement between the Trust, with respect to the Camelot Excalibur Small Cap Income Fund (the “Excalibur Fund”), and Camelot Portfolios, LLC (“Camelot”) (the “Management Agreement”).

          In connection with their deliberations regarding approval of the Management Agreement with Camelot with respect to the Excalibur Fund, the Trustees reviewed Camelot’s responses to a series of questions regarding, among other things, the adviser’s past investment performance, Camelot’s proposed services to the Excalibur Fund, comparative information regarding the Excalibur Fund’s proposed fees and expenses, and the adviser’s anticipated profitability from managing the Excalibur Fund (“Camelot 15c Response”).

          Performance. Because the Excalibur Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Excalibur Fund. The Board discussed the performance information contained in the Camelot 15c Response and noted the performance of the Camelot Fund. The Trustees also reviewed the composite performance data of three Camelot Small Cap model accounts since June 2012. The Board then discussed the Camelot Fund’s performance and noted that the investment strategies of the Camelot Fund are similar to those of the Excalibur Fund and was a good indication of Camelot’s potential to deliver favorable returns. The Trustees concluded that, based on the Camelot Fund’s performance over prior periods and the experience and qualifications of the portfolio management team, Camelot was expected to obtain an acceptable level of investment returns to shareholders of the Excalibur Fund.

Camelot Funds

Additional Information (Unaudited)(Continued)

March 31, 2015

          Nature, Extent and Quality of Service. As to the nature, extent and quality of the services to be provided by Camelot to the Excalibur Fund, the Trustees reviewed the Camelot 15c Response. The Board considered Camelot’s duties under the terms of the Management Agreement. The Trustees noted the significant investment experience and strong credentials of the key personnel serving the Fund. The Board then discussed Camelot’s compliance program and discussed the internal portfolio compliance monitoring in place to identify violations of the Fund’s investment policies, including weekly meetings to review the Fund’s compliance with the restrictions. The Board discussed the recently hired experienced chief compliance officer and that Camelot continues to invest in its compliance infrastructure as it grows. They further noted that no material compliance issues were reported. After further discussion, the Trustees concluded that Camelot had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Management Agreement and that the nature, overall quality and extent of the management services to be provided by Camelot to the Excalibur Fund were satisfactory.

          Fees and Expenses. As to comparative fees and expenses, the Trustees considered the management fees to be paid by the Excalibur Fund and compared them to management fees paid by a peer group of funds selected by Camelot as well as the Morningstar Small Cap Value category, and equal to Camelot’s Small Cap model advisory fee. The Trustees also compared the proposed total expense ratio of the Excalibur Fund with the expense ratios of the funds in the peer group and Morningstar Small Cap Value category.

          The Trustees noted that Camelot has proposed the Excalibur Fund pay a management fee of 1.00%, which was lower than the average advisory fee of the peer group as well as lower than the average advisory fee of the Morningstar Small Cap Value category. The Trustees also considered that Camelot was proposing to limit the Excalibur Fund’s operating expenses to 1.50% of the Excalibur Fund’s average net assets (excluding any front-end or contingent deferred loads, any Rule 12b-l fees, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) through January 31, 2015. The Trustees concluded that the proposed contractual advisory fee to be paid to Camelot was fair and reasonable.

          Profitability. As to the profits to be realized by Camelot, the Trustees reviewed an analysis of Camelot’s estimated profitability. The Board noted that the expected profits were modest and concluded that Camelot’s estimated level of profitability from its relationship to the Excalibur Fund for the initial term of the Management Agreement was not excessive.

          Economies of Scale. As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees agreed that based on projected assets, breakpoints were not ripe for discussion and that, if the Excalibur Fund experiences a substantial growth in assets, they would revisit the issue.

After considering the factors discussed above and others, the Trustees, including the Independent Trustees, unanimously determined that approval of the Management Agreement was in the best interests of the Excalibur Fund’s future shareholders.

Camelot Funds

EXPENSE EXAMPLES

March 31, 2015 (Unaudited)

As a shareholder of the Camelot Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Camelot Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 through March 31, 2015.

Actual Expenses

The “Actual” Expenses line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Camelot Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period**
Actual	10/1/14	3/31/15	10/1/14 – 3/31/15	10/1/14 –3/31/15
Camelot Premium Return Fund
Class A*	$1,000.00	$1,004.50	$8.03	1.61%
Class C*	1,000.00	1,001.40	11.73	2.35
Camelot Excalibur Small Cap
Income Fund
Class A*	1,000.00	1,021.60	8.82	1.75
Class C*	1,000.00	1,021.90	12.60	2.50

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During Period**
(5% return before expenses)	10/1/14	3/31/15	10/1/14 –3/31/15	10/1/14 – 3/31/15
Camelot Premium Return Fund
Class A*	$1,000.00	$1,016.92	$8.07	1.61%
Class C*	1,000.00	1,013.21	11.80	2.35
Camelot Excalibur Small Cap
Income Fund
Class A*	1,000.00	1,016.21	8.80	1.75
Class C*	1,000.00	1,012.47	12.54	2.50

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**Annualized.

PRIVACY NOTICE

MUTUAL FUND SERIES TRUST

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depends on the product or service that you have with us. This information can include:
•     Social Security number and wire transfer instructions
•     account transactions and transaction history
•     investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

MUTUAL FUND SERIES TRUST

What we do:
How does Mutual Fund Series Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Mutual Fund Series Trust collect my personal information?
We collect your personal information, for example, when you
●   open an account or deposit money
●   direct us to buy securities or direct us to sell your securities
●   seek advice about your investments
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only:
●   sharing for affiliates’ everyday business purposes –  information about your creditworthiness.
●   affiliates from using your information to market to you.
●   sharing for non-affiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust does not jointly market.

Mutual Fund Series Trust
17605 Wright Street
Omaha, NE 68130

MANAGER
Camelot Portfolios, LLC.
1700 Woodlands Drive, Suite 100
Maumee, OH 43537

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright Street
Omaha, NE 68130

DISTRIBUTOR
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
26th Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
The Huntington National Bank
7 Easton Oval
Columbus, OH 43219

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holder. None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)	Code of Ethics not applicable.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: June 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: June 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: June 4, 2015